Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income - USD ($)		6 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue		$ 16,406,402	$ 14,506,363
Cost of revenue		(7,440,338)	(4,793,021)
Gross profit		8,966,064	9,713,342
Selling expenses		(528,746)	(50,214)
General and administrative expenses		(4,598,484)	(2,042,289)
Research and development expenses		(1,448,115)	(78,757)
Total operating expenses		(6,575,345)	(2,171,260)
Income from operation		2,390,719	7,542,082
Financial expenses, net		(312,437)	(19,162)
Change in fair value of warrant liabilities		(336,136)
Income before income tax expense		1,742,146	7,522,920
Income tax expense		(675,252)	(1,279,314)
Net income		1,066,894	6,243,606
Total comprehensive income		$ 1,066,894	$ 6,243,606
Earnings per ordinary share
Basic (in Dollars per share)		$ 0.03	$ 0.21
Diluted (in Dollars per share)		$ 0.03	$ 0.21
Weighted average number of ordinary shares outstanding*
Basic (in Shares)	[1]	35,990,935	30,280,768
Diluted (in Shares)	[1]	35,990,935	30,280,768

[1]	Share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.